Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Debt as of December 30, 2016 and September 30, 2016 was as follows:

(in thousands)	December 30, 2016	September 30, 2016
New First Lien Term Loan Facility due December 22, 2023	$498,750	$—
First lien loan due April 9, 2021	—	409,200
Second lien loan due October 9, 2021	—	229,460
Deferred financing costs	(5,003)	(8,347)
Total debt	$493,747	$630,313
Less: Current portion	4,228	1,267
Long-term debt	$489,519	$629,046

Debt as of September 30, 2016 and September 25, 2015 was as follows:

(in thousands)	September 30, 2016	September 25, 2015
First lien loan due April 9, 2021	$409,200	$414,150
Second lien loan due October 9, 2021	229,460	248,036
Deferred financing costs	(8,347)	(11,622)
Other	—	1,644
Total debt	$630,313	$652,208
Less: Current portion	1,267	2,864
Long-term debt	$629,046	$649,344